Revenue Classified by Geographical Area (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Classified by Geographical Area [Abstract]
Schedule of revenue composition

	Year Ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Asia	$555	$9,230	$8,373
Latin America	754	5,320	34,603
Europe	210	1,750	495
Israel*	1,325	-	8,365
Other	128	208	315
	$2,972	$16,508	$52,151

*	Sales in Israel during the years ended December 31, 2017, 2016 and 2015 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 45%, 0% and 16% of revenues during such periods, respectively.